John Deere Owner Trust 2006	Exhibit 99.2
Statement to Certificateholders

$183,500,000 Class A-1 5.36417% Asset Backed Notes due July 13,2007
$123,000,000 Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000 Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000 Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248 Asset Backed Certificates

Payment Date:			15-Sep-06

(1) Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$14,504,534.67
		per $1,000 original principal amount:	$79.04

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$14,504,534.67

(2) (a) Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$706,759.84
		per $1,000 original principal amount:	$3.85

		(ii) Class A-2 Notes:	$554,525.00
		per $1,000 original principal amount:	$4.51

		(iii) Class A-3 Notes:	$1,219,466.67
		per $1,000 original principal amount:	$4.48

		(iv) Class A-4 Notes:	$952,098.58
		per $1,000 original principal amount:	$4.49

		(v) Total:	$3,432,850.09

(3)	(a) Pool Balance (excluding accrued interest) at end of related Collection Period:		$749,531,637.75

	(b) Note Value at end of related Collection Period:		$757,512,304.51

	(c) Pool Face Amount at the end of related Collection Period:		$891,495,173.31

(4) After giving effect to distributions on this Payment Date:

	(a)	(i) outstanding principal amount of Class A-1 Notes:	$138,502,056.21
		(ii) A-1 Note Pool Factor:	0.7547796

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(b)	(i)	outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii)	A-2 Note Pool Factor:	1.0000000

(c)	(i)	outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance	$12,040,248.00
(ii)	Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:	$638,260.44
per $1,000 original principal amount:	$0.80
(a) Amount of Servicing Fee earned:	$638,260.44
(b) Amount of Servicing Fee paid:	$638,260.44
(c) Amount of Servicing Fee Shortfall:	$0.00

(6) Amount of Administration Fee:	$100.00

(7) Aggregate Purchase Amounts for Collection Period:	$0.00

(8)	(i)	Amount in Reserve Account:	$12,037,654.00
(ii)	Specified Reserve Account Balance:	$12,037,654.00

(9)	(i)	Scheduled Payments of Receivables 60 days or more past due:	$321,019.00
(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.04%

(10)	(i)	Face Amount of Receivables 60 days or more past due:	$4,057,627.00
(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.46%
(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.54%
(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.29%

(11)	(i)	Aggregate amount of net losses for the collection period	($3,735.15)
(ii)	cumulative amount of net losses:	$22,171.99
(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.00%

(12) If the payment Date is in June 2008 or December 2008:
(i)	Average Delinquency Ratio Test is met:	NA
(ii)	Cumulative Net Loss Ratio Test is met:	NA
(iii)	Specified Reserve Reduction Trigger is met:	NA
(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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